Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2019
Accounting Policies [Abstract]
Summary of Outstanding Potentially Dilutive Shares Excluded from Calculation of Diluted Net Loss Per Share

The following outstanding potentially dilutive shares have been excluded from the calculation of diluted net loss per share for the periods presented due to their anti-dilutive effect:

	As of September 30,
	2019	2018
Options to purchase common stock	3,206,812	—
Common stock subject to repurchase	423,047	—

Total	3,629,859	—